Document and Entity Information	May 17, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 17, 2023
Entity Registrant Name	FIFTH WALL ACQUISITION CORP. III
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40415
Entity Tax Identification Number	98-1583957
Entity Address, Address Line One	1 Little West 12th Street
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	310
Local Phone Number	853-8878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	FWAC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001847874
Amendment Flag	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	6060 Center Drive
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045